PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 725,834	¥ 1,914,041
Less: Accumulated depreciation	(217,582)	(551,154)
Less: Impairment	(223,284)	(208,328)
Property and equipment, net	358,022	1,185,311	$ 52,731
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, cost	40,167	40,167
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	449,637	1,308,310
Less: Accumulated depreciation	(146,402)
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	212,483	542,855
Less: Accumulated depreciation	(49,861)
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,043	1,710
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	20,504	20,999
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 73,054	¥ 30,752